SEGMENT AND GEOGRAPHIC INFORMATION - SECURITIZE, INC. AND SUBSIDIARIES (Tables)	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Segment Reporting [Line Items]
Segment Reporting
The following table is a reconciliation of our measure of segment profit or loss, significant segment expenses, and other segment items to consolidated net loss as reported on the unaudited condensed consolidated statements of operations and comprehensive loss:

	For the Three Months Ended March 31,
	2026	2025
Revenue	$19,478,466	$14,034,019
Less significant expenses:
Cost of revenue (exclusive of items shown below)	(4,469,890)	(1,746,657)
Employee costs(1)	(9,100,598)	(11,973,536)
Professional services(1)	(3,529,335)	(1,329,682)
Marketing(1)	(1,682,118)	(330,309)
Total significant expenses	(18,781,941)	(15,380,184)
Other segment items(1)	(8,629,177)	(3,195,353)
Net loss from continuing operations, net of tax	(7,932,652)	(4,541,518)
Net loss from discontinued operations, net of tax	—	(583,339)
Net loss	$(7,932,652)	$(5,124,857)
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(1)Employee costs are included within ‘Compensation and benefits’ expenses on the unaudited condensed consolidated statements of operations and comprehensive loss; professional services and marketing expenses are included within ‘Selling, general & administrative’ expenses on the unaudited condensed consolidated statements of operations and comprehensive loss.
(2)Other segment items include expenses related to software subscriptions, depreciation and amortization, rent expense, licenses and regulatory fees, insurance, and transportation, which are included within ‘Selling, general & administrative’ on the unaudited condensed consolidated statements of operations and comprehensive loss. Other segment items also include ‘Other income, net’, ‘Provision for expected credit losses’, ‘Loss on digital assets from operations, net’, ‘Interest expense’, ‘Interest income’, ‘Dividend income’, ‘Change in fair value of option liability’, ‘Change in fair value of simple agreements for future equity’, and ‘Change in fair value of derivative liability’, which are presented as such on the unaudited condensed consolidated statements of operations and comprehensive loss.
The following table is a reconciliation of our measure of segment profit or loss, significant segment expenses, and other segment items to consolidated net loss as reported on the consolidated statements of operations and comprehensive loss:

	For the Year Ended December 31,
	2025	2024
Revenue	$62,152,140	$18,636,170
Less significant expenses:
Cost of revenue (exclusive of items shown below)	(13,472,042)	(1,838,670)
Employee costs(1)	(37,176,194)	(18,477,270)
Professional services(1)	(10,195,768)	(5,558,957)
Marketing(1)	(2,267,522)	(1,008,281)
Total significant expenses	(63,111,526)	(26,883,178)
Other segment items(2)	(41,408,777)	(10,179,527)
Net loss from continuing operations, net of tax	(42,368,163)	(18,426,535)
Net loss from discontinued operations, net of tax	(6,086,562)	(5,861,133)
Net loss	$(48,454,725)	$(24,287,668)
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(1)Employee costs are included within ‘Compensation and benefits’ expenses on the consolidated statements of operations and comprehensive loss; professional services and marketing expenses are included within ‘Selling, general & administrative’ expenses on the consolidated statements of operations and comprehensive loss.
(2)Other segment items include expenses related to software subscriptions, depreciation and amortization, rent expense, insurance, and transportation, which are included within ‘Selling, general & administrative’ on the consolidated statements of operations and comprehensive loss. Other segment items also include other income (expense), provision for expected credit losses, interest expense, interest income, dividend income, change in fair value of option liability, change in fair value of SAFEs, and change in fair value of derivative liability, which are presented as such on the consolidated statements of operations and comprehensive los
Revenues and long-lived assets by geographic area are attributed based on the location of customers. The following table summarizes financial data by geographic area:

	United States	Japan	Total
For the Year Ended December 31, 2025
Revenues by geographic area	$60,972,140	$1,180,000	$62,152,140
For the Year Ended December 31, 2024
Revenues by geographic area	$17,767,905	$868,265	$18,636,170
As of December 31, 2025
Long-lived assets by geographic area	$204,759	$3,485	$208,244
As of December 31, 2024
Long-lived assets by geographic area	$69,153	$5,481	$74,634